Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2020	551	22,964	2,112	25,627
Foreign exchange translation adjustment	—	(226)	(45)	(271)
Balance at December 31, 2021	551	22,738	2,067	25,356
Foreign exchange translation adjustment	—	(2,466)	2	(2,464)
Balance at December 31, 2022	551	20,272	2,069	22,892
Foreign exchange translation adjustment	—	1,143	72	1,215
Balance at December 31, 2023	551	21,415	2,141	24,107

Schedule of customer relationship intangible assets

	December 31, 2023			December 31, 2022
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(19,297)	10,488	29,785	(17,868)	11,917
Cayman	16,517	(8,865)	7,652	16,517	(7,764)	8,753
Channel Islands and the UK	97,760	(63,746)	34,014	89,396	(62,380)	27,016
Other	24,540	(1,894)	22,646	5,563	(1,771)	3,792
Total	168,602	(93,802)	74,800	141,261	(89,783)	51,478